Earnings Per Common Share	12 Months Ended
Dec. 31, 2015
Earnings Per Common Share [Abstract]
Earnings Per Common Share
Note 12.	Earnings Per Common Share

The following table details the computation of basic and diluted earnings per common share for the years ended December 31, 2015 and 2014:

	2015	2014

Net income	$3,061,110	$3,443,569
Convertible preferred stock dividends (Series A and D)	(183,423)	(183,423)
Net income available to common shareholders	$2,877,687	$3,260,146
Weighted average common shares outstanding	3,549,665	3,544,057

Effect of dilutive securities:
Options	-	1,916
Convertible preferred stock (Series A and D)	633,935	633,935
Weighted average common shares outstanding, diluted	4,183,600	4,179,908

Basic earnings per common share	$0.81	$0.92
Diluted earnings per common share	$0.73	$0.82

The Company has 22,187 shares of common stock available for exercise in its qualified incentive stock option plan. These shares were not “in the money” therefore had no effect on fully diluted earnings per share at December 31, 2015. The 22,187 shares available at December 31, 2014, were “in the money”.